Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional amount of derivative contracts

	Notional amounts(b)
(in billions)	June 30, 2011	December 31, 2010
Interest rate contracts
Swaps	$44,191	$46,299
Futures and forwards	8,871	9,298
Written options	4,361	4,075
Purchased options	4,623	3,968
Total interest rate contracts	62,046	63,640
Credit derivatives(a)	6,105	5,472
Foreign exchange contracts
Cross-currency swaps	2,875	2,568
Spot, futures and forwards	4,624	3,893
Written options	718	674
Purchased options	711	649
Total foreign exchange contracts	8,928	7,784
Equity contracts
Swaps	130	116
Futures and forwards	51	49
Written options	519	430
Purchased options	473	377
Total equity contracts	1,173	972
Commodity contracts
Swaps	401	349
Spot, futures and forwards	189	170
Written options	307	264
Purchased options	297	254
Total commodity contracts	1,194	1,037
Total derivative notional amounts	$79,446	$78,905

(a)	Primarily consists of credit default swaps. For more information on volumes and types of credit derivative contracts, see the Credit derivatives discussion on pages 123–124 of this Note.

(b)	Represents the sum of gross long and gross short third-party notional derivative contracts.

Impact of derivatives on the Consolidated Balance Sheets

	Derivative receivables			Derivative payables
June 30, 2011 (in millions)	Not designated as hedges	Designated as hedges	Total derivative receivables	Not designated as hedges	Designated as hedges	Total derivative payables
Trading assets and liabilities
Interest rate	$994,157	$5,747	$999,904	$962,219	$1,352	$963,571
Credit	129,022	—	129,022	125,474	—	125,474
Foreign exchange(b)	154,697	3,663	158,360	151,498	1,777	153,275
Equity	47,054	—	47,054	46,642	—	46,642
Commodity	57,717	315	58,032	56,582	1,732	58,314
Gross fair value of trading assets and liabilities	$1,382,647	$9,725	$1,392,372	$1,342,415	$4,861	$1,347,276
Netting adjustment(c)			(1,314,989)			(1,283,608)
Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$77,383			$63,668

	Derivative receivables			Derivative payables
December 31, 2010	Not designated as hedges	Designated as hedges	Total derivative receivables	Not designated as hedges	Designated as hedges	Total derivative payables
Trading assets and liabilities
Interest rate	$1,121,703	$6,279	$1,127,982	$1,089,604	$840	$1,090,444
Credit	129,729	—	129,729	125,061	—	125,061
Foreign exchange(b)	165,240	3,231	168,471	163,671	1,059	164,730
Equity	43,633	—	43,633	46,399	—	46,399
Commodity	59,573	24	59,597	56,397	2,078 (d)	58,475
Gross fair value of trading assets and liabilities	$1,519,878	$9,534	$1,529,412	$1,481,132	$3,977	$1,485,109
Netting adjustment(c)			(1,448,931)			(1,415,890)
Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$80,481			$69,219

(a)
Excludes structured notes for which the fair value option has been elected. See Note 4 on pages 114–116 of this Form 10-Q and Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report for further information.

(b)	Excludes $15 million and $21 million of foreign currency-denominated debt designated as a net investment hedge at June 30, 2011, and December 31, 2010, respectively.

(c)
U.S. GAAP permits the netting of derivative receivables and payables, and the related cash collateral received and paid when a legally enforceable master netting agreement exists between the Firm and a derivative counterparty.

(d)
Excludes $1.0 billion related to commodity derivatives that are embedded in a debt instrument and used as fair value hedging instruments that are recorded in the line item of the host contract (other borrowed funds) for December 31, 2010.

Derivative receivables and payables mark-to-market

	Trading assets – Derivative receivables		Trading liabilities – Derivative payables
(in millions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Contract type
Interest rate	$32,911	$32,555	$17,306	$20,387
Credit	6,198	7,725	4,878	5,138
Foreign exchange	19,898	25,858	19,015	25,015
Equity	7,084	4,204	11,430	10,450
Commodity	11,292	10,139	11,039	8,229
Total	$77,383	$80,481	$63,668	$69,219

Fair value hedge gains and losses

	Gains/(losses) recorded in income				Income statement impact due to:
Three months ended June 30, 2011 (in millions)	Derivatives		Hedged items	Total income statement impact	Hedge ineffectiveness(d)	Excluded components(e)
Contract type
Interest rate(a)	$166		$(102)	$64	$(17)	$81
Foreign exchange(b)	(1,239)	(f)	1,401	162	—	162
Commodity(c)	(401)		(97)	(498)	3	(501)
Total	$(1,474)		$1,202	$(272)	$(14)	$(258)

	Gains/(losses) recorded in income				Income statement impact due to:
Three months ended June 30, 2010 (in millions)	Derivatives		Hedged items	Total income statement impact	Hedge ineffectiveness(d)	Excluded components(e)
Contract type
Interest rate(a)	$1,345		$(1,100)	$245	$96	$149
Foreign exchange(b)	3,841	(f)	(3,865)	(24)	—	(24)
Commodity(c)	139		(332)	(193)	—	(193)
Total	$5,325		$(5,297)	$28	$96	$(68)

	Gains/(losses) recorded in income				Income statement impact due to:
Six months ended June 30, 2011 (in millions)	Derivatives		Hedged items	Total income statement impact	Hedge ineffectiveness(d)	Excluded components(e)
Contract type
Interest rate(a)	$(552)		$698	$146	$(26)	$172
Foreign exchange(b)	(4,445)	(f)	4,525	80	—	80
Commodity(c)	(474)		336	(138)	2	(140)
Total	$(5,471)		$5,559	$88	$(24)	$112

	Gains/(losses) recorded in income				Income statement impact due to:
Six months ended June 30, 2010 (in millions)	Derivatives		Hedged items	Total income statement impact	Hedge ineffectiveness(d)	Excluded components(e)
Contract type
Interest rate(a)	$1,977		$(1,598)	$379	$124	$255
Foreign exchange(b)	5,488	(f)	(5,522)	(34)	—	(34)
Commodity(c)	(316)		64	(252)	—	(252)
Total	$7,149		$(7,056)	$93	$124	$(31)

(a)
Primarily consists of hedges of the benchmark (e.g., London Interbank Offered Rate (“LIBOR”)) interest rate risk of fixed-rate long-term debt and AFS securities. Gains and losses were recorded in net interest income.

(b)
Primarily consists of hedges of the foreign currency risk of long-term debt and AFS securities for changes in spot foreign currency rates. Gains and losses related to the derivatives and the hedged items, due to changes in spot foreign currency rates, were recorded in principal transactions revenue.

(c)	Consists of overall fair value hedges of certain commodities inventories. Gains and losses were recorded in principal transactions revenue.

(d)	Hedge ineffectiveness is the amount by which the gain or loss on the designated derivative instrument does not exactly offset the gain or loss on the hedged item attributable to the hedged risk.

(e)
Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on foreign exchange forward contracts. Amounts related to excluded components are recorded in current-period income.

(f)
Included $(1.8) billion and $3.8 billion for the three months ended June 30, 2011 and 2010, respectively, and $(5.0) billion and $5.6 billion for the six months ended June 30, 2011 and 2010, respectively, of revenue related to certain foreign exchange trading derivatives designated as fair value hedging instruments.

Cash flow hedge gains and losses

	Gains/(losses) recorded in income and other comprehensive income (“OCI”)/(loss)(c)
Three months ended June 30, 2011 (in millions)	Derivatives – effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income(d)	Total income statement impact	Derivatives – effective portion recorded in OCI	Total change in OCI for period
Contract type
Interest rate(a)	$75	$6	$81	$(103)	$(178)
Foreign exchange(b)	(7)	—	(7)	(40)	(33)
Total	$68	$6	$74	$(143)	$(211)

	Gains/(losses) recorded in income and other comprehensive income/(loss)(c)
Three months ended June 30, 2010 (in millions)	Derivatives – effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income(d)	Total income statement impact	Derivatives – effective portion recorded in OCI	Total change in OCI for period
Contract type
Interest rate(a)	$33	$8	$41	$98	$65
Foreign exchange(b)	(23)	(3)	(26)	47	70
Total	$10	$5	$15	$145	$135

	Gains/(losses) recorded in income and other comprehensive income/(loss)(c)
Six months ended June 30, 2011 (in millions)	Derivatives – effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income(d)	Total income statement impact	Derivatives - effective portion recorded in OCI	Total change in OCI for period
Contract type
Interest rate(a)	$169	$9	$178	$(134)	$(303)
Foreign exchange(b)	15	—	15	(22)	(37)
Total	$184	$9	$193	$(156)	$(340)

	Gains/(losses) recorded in income and other comprehensive income/(loss)(c)
Six months ended June 30, 2010 (in millions)	Derivatives – effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income(d)	Total income statement impact	Derivatives – effective portion recorded in OCI	Total change in OCI for period
Contract type
Interest rate(a)	$82	$11	$93	$349	$267
Foreign exchange(b)	(75)	(3)	(78)	(65)	10
Total	$7	$8	$15	$284	$277

(a)	Primarily consists of benchmark interest rate hedges of LIBOR-indexed floating-rate assets and floating-rate liabilities. Gains and losses were recorded in net interest income.

(b)
Primarily consists of hedges of the foreign currency risk of non-U.S. dollar-denominated revenue and expense. The income statement classification of gains and losses follows the hedged item – primarily net interest income, compensation expense and other expense.

(c)
The Firm did not experience any forecasted transactions that failed to occur for the three and six months ended June 30, 2011, respectively. During the three and six months ended June 30, 2010, the Firm reclassified a $25 million loss from accumulated other comprehensive income (“AOCI”) to earnings because the Firm determined that it was probable that forecasted interest payment cash flows related to certain wholesale deposits would not occur.

(d)
Hedge ineffectiveness is the amount by which the cumulative gain or loss on the designated derivative instrument exceeds the present value of the cumulative expected change in cash flows on the hedged item attributable to the hedged risk.

Net investment hedge gains and losses

	Gains/(losses) recorded in income and other comprehensive income/(loss)
	2011		2010
Three months ended June 30, (in millions)	Excluded components recorded directly in income(a)	Effective portion recorded in OCI	Excluded components recorded directly in income(a)	Effective portion recorded in OCI
Contract type
Foreign exchange derivatives	$(74)	$(383)	$(32)	$429
Foreign currency denominated debt	—	—	—	2
Total	$(74)	$(383)	$(32)	$431

	Gains/(losses) recorded in income and other comprehensive income/(loss)
	2011		2010
Six months ended June 30, (in millions)	Excluded components recorded directly in income(a)	Effective portion recorded in OCI	Excluded components recorded directly in income(a)	Effective portion recorded in OCI
Contract type
Foreign exchange derivatives	$(145)	$(773)	$(73)	$714
Foreign currency denominated debt	—	—	—	43
Total	$(145)	$(773)	$(73)	$757

(a)
Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on foreign exchange forward contracts. Amounts related to excluded components are recorded in current-period income. There was no ineffectiveness for net investment hedge accounting relationships during the three and six months ended June 30, 2011 and 2010.

Risk management derivatives gains and losses (not designated as hedging instruments)

	Derivatives gains/(losses) recorded in income
	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Contract type
Interest rate(a)	$1,486	$3,662	$1,562	$3,802
Credit(b)	(5)	60	(63)	(59)
Foreign exchange(c)	(78)	1	(98)	(20)
Commodity(b)	11	(24)	—	(47)
Total	$1,414	$3,699	$1,401	$3,676

(a)	Gains and losses were recorded in principal transactions revenue, mortgage fees and related income, and net interest income.

(b)	Gains and losses were recorded in principal transactions revenue.

(c)	Gains and losses were recorded in principal transactions revenue and net interest income.

Trading derivative gains and losses

	Gains/(losses) recorded in principal transactions revenue
	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Type of instrument
Interest rate	$(353)	$(37)	$13	$70
Credit	745	1,287	1,954	3,412
Foreign exchange(a)	229	424	831	1,051
Equity	743	85	1,571	907
Commodity	1,219	20	1,393	433
Total	$2,583	$1,779	$5,762	$5,873

(a)
In 2010, the reporting of trading gains and losses was enhanced to include trading gains and losses related to certain trading derivatives designated as fair value hedging instruments. Prior-period amounts have been revised to conform to the current presentation.

Current credit risk of derivative receivables and liquidity risk of derivative payables

	Derivative receivables		Derivative payables
(in millions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Gross derivative fair value	$1,392,372	$1,529,412	$1,347,276	$1,485,109
Netting adjustment – offsetting receivables/payables(a)	(1,248,243)	(1,376,969)	(1,248,243)	(1,376,969)
Netting adjustment – cash collateral received/paid(a)	(66,746)	(71,962)	(35,365)	(38,921)
Carrying value on Consolidated Balance Sheets	$77,383	$80,481	$63,668	$69,219

	Collateral held		Collateral transferred
(in billions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Netting adjustment for cash collateral(a)	$66.7	$72.0	$35.4	$38.9
Liquid securities and other cash collateral(b)	16.5	16.5	12.5	10.9
Additional liquid securities and cash collateral(c)	22.3	18.0	10.0	8.5
Total collateral for derivative transactions	$105.5	$106.5	$57.9	$58.3

(a)
As permitted under U.S. GAAP, the Firm has elected to net cash collateral received and paid together with the related derivative receivables and derivative payables when a legally enforceable master netting agreement exists.

(b)	Represents cash collateral received and paid that is not subject to a legally enforceable master netting agreement, and liquid securities collateral held and transferred.

(c)
Represents liquid securities and cash collateral held and transferred at the initiation of derivative transactions, which is available as security against potential exposure that could arise should the fair value of the transactions move, as well as collateral held and transferred related to contracts that have non-daily call frequency for collateral to be posted, and collateral that the Firm or a counterparty has agreed to return but has not yet settled as of the reporting date. These amounts were not netted against the derivative receivables and payables in the tables above, because, at an individual counterparty level, the collateral exceeded the fair value exposure at both June 30, 2011, and December 31, 2010.

Credit Derivatives Table

	Maximum payout/Notional amount
June 30, 2011	Protection sold	Protection purchased with identical underlyings(b)	Net protection (sold)/purchased(c)	Other protection purchased(d)
(in millions)
Credit derivatives
Credit default swaps	$(2,972,180)	$2,912,446	$(59,734)	$38,797
Other credit derivatives(a)	(120,733)	36,278	(84,455)	25,002
Total credit derivatives	(3,092,913)	2,948,724	(144,189)	63,799
Credit-related notes	(1,544)	—	(1,544)	4,009
Total	$(3,094,457)	$2,948,724	$(145,733)	$67,808

	Maximum payout/Notional amount
December 31, 2010	Protection sold	Protection purchased with identical underlyings(b)	Net protection (sold)/purchased(c)	Other protection purchased(d)
(in millions)
Credit derivatives
Credit default swaps	$(2,659,240)	$2,652,313	$(6,927)	$32,867
Other credit derivatives(a)	(93,776)	10,016	(83,760)	24,234
Total credit derivatives	(2,753,016)	2,662,329	(90,687)	57,101
Credit-related notes	(2,008)	—	(2,008)	3,327
Total	$(2,755,024)	$2,662,329	$(92,695)	$60,428

(a)	Primarily consists of total return swaps and credit default swap options.

(b)
Represents the total notional amount of protection purchased where the underlying reference instrument is identical to the reference instrument on protection sold; the notional amount of protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.

(c)
Does not take into account the fair value of the reference obligation at the time of settlement, which would generally reduce the amount the seller of protection pays to the buyer of protection in determining settlement value.

(d)	Represents protection purchased by the Firm through single-name and index credit default swap or credit-related notes.

Protection sold - credit derivatives and credit-related notes ratings/maturity profile

June 30, 2011 (in millions)	<1 year	1–5 years	>5 years	Total notional amount	Fair value(b)
Risk rating of reference entity
Investment-grade	$(218,669)	$(1,450,354)	$(418,820)	$(2,087,843)	$(25,284)
Noninvestment-grade	(190,728)	(658,364)	(157,522)	(1,006,614)	(52,238)
Total	$(409,397)	$(2,108,718)	$(576,342)	$(3,094,457)	$(77,522)

December 31, 2010 (in millions)	<1 year	1–5 years	>5 years	Total notional amount	Fair value(b)
Risk rating of reference entity
Investment-grade	$(175,618)	$(1,194,695)	$(336,309)	$(1,706,622)	$(17,261)
Noninvestment-grade	(148,434)	(702,638)	(197,330)	(1,048,402)	(59,939)
Total	$(324,052)	$(1,897,333)	$(533,639)	$(2,755,024)	$(77,200)

(a)	The ratings scale is based on the Firm’s internal ratings, which generally correspond to ratings as defined by S&P and Moody’s.

(b)	Amounts are shown on a gross basis, before the benefit of legally enforceable master netting agreements and cash collateral received by the Firm.